SHARE-BASED COMPENSATION - Restricted shares (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Shares, Granted	0	0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares	130,400	320,800
Stock Options, Shares, Granted	7,292,331	0
Vested - Shares	(5,255,400)	(190,400)
Non-vested, Ending Balance - Shares	2,167,331	130,400